Loans Serviced for Others (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	10.63%
Contractually Specified Servicing Fees, Amount	$ 623	$ 587	$ 531
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	1,354	1,313	1,177
Additions	129	384	427
Amortization	(366)	(343)	(291)
Balance at end of period	1,117	1,354	1,313
Fair value of mortgage servicing assets	1,840	1,918	1,349
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	95.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	374.00%
Real estate: Residential - 1 to 4 family [Member]
Servicing Assets at Amortized Value [Line Items]
Aggregate of loans serviced for others	$ 211,459	$ 218,000	$ 195,500